VANECK INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.0%
Australia: 16.3%
Bellevue Gold Ltd. # *	36,929,813	$26,543,464
De Grey Mining Ltd. # * †	10,771,722	9,369,924
Emerald Resources NL *	8,103,636	6,943,226
Evolution Mining Ltd. #	13,549,387	44,719,866
Northern Star Resources Ltd. #	4,830,100	38,967,766
Predictive Discovery Ltd. # *	66,813,319	10,448,802
West African Resources Ltd. # *	28,554,240	26,764,955
		163,758,003
Brazil: 8.7%
Wheaton Precious Metals Corp. (USD)	1,024,791	48,759,556
Yamana Gold, Inc. (USD)	6,942,579	38,739,591
		87,499,147
Canada: 53.1%
Agnico Eagle Mines Ltd. (USD)	1,479,931	90,630,974
Alamos Gold, Inc. (USD)	2,449,523	20,624,984
Argonaut Gold, Inc. *	2,174,822	4,262,140
B2Gold Corp. (USD)	10,640,041	48,837,788
Barrick Gold Corp. (USD)	2,781,700	68,235,101
Bear Creek Mining Corp. # * ø	948,000	811,391
Bear Creek Mining Corp. *	2,737,800	2,343,276
Benchmark Metals, Inc. * ‡	9,185,099	8,008,445
Benchmark Metals, Inc. # ‡∞ ø	1,278,000	1,093,530
Bonterra Resources, Inc. *	4,278,931	3,936,144
Equinox Gold Corp. (USD) *	3,089,493	25,550,107
Franco-Nevada Corp. (USD)	30,000	4,785,600
G Mining Ventures Corp. * ‡	10,281,966	6,990,898
Galway Metals, Inc. * † ‡	11,480,400	5,693,595
GoGold Resources, Inc. # * ø	2,725,643	6,388,141
GoGold Resources, Inc. * †	3,363,418	7,882,906
Gold Standard Ventures Corp. (USD) *	4,172,422	1,835,866
Goldsource Mines, Inc. * † ‡	4,314,354	2,864,387
Kinross Gold Corp. (USD)	9,554,918	56,182,918
Liberty Gold Corp. * ‡	22,869,114	17,012,579
Liberty Gold Corp. # * ‡ ø	10,822,000	8,050,602
Lundin Gold, Inc. *	468,600	3,917,026
Marathon Gold Corp. *	6,270,000	13,591,729
Nighthawk Gold Corp. * †	3,298,000	2,295,133
O3 Mining, Inc. * †	1,807,700	3,426,988
Orezone Gold Corp. * †	15,456,607	20,029,359
Osisko Gold Royalties Ltd. (USD) †	888,100	11,714,039
Osisko Mining, Inc. *	5,680,496	18,129,968
Perpetua Resources Corp. * †	247,520	1,011,740
Probe Metals, Inc. *	3,434,223	5,494,097
Pure Gold Mining, Inc. # * ø	5,058,500	1,476,905
Pure Gold Mining, Inc. *	3,990,951	1,165,218
Reunion Gold Corp. #∞ ø	24,064,000	6,053,776
Rhyolite Resources Ltd. #∞ ø	4,112,000	1,886,030
Rio2 Ltd. *	8,493,556	5,027,582
Sabina Gold & Silver Corp. *	9,123,814	11,020,245
Silver Tiger Metals, Inc. * †	5,982,500	3,014,818
Skeena Resources Ltd. *	396,550	4,412,279
SSR Mining, Inc. (USD) †	1,165,950	25,359,412
Wallbridge Mining Co. Ltd. * †	9,103,200	2,402,956
		533,450,672
	Number of Shares	Value
South Africa: 4.5%
Gold Fields Ltd. (ADR)	2,922,944	$45,188,714
Turkey: 1.2%
Eldorado Gold Corp. (USD) *	1,060,533	11,888,575
United Kingdom: 5.9%
Endeavour Mining Plc (CAD) †	2,398,131	59,485,695
United States: 9.3%
Newmont Corp.	1,173,426	93,228,696
Total Common Stocks (Cost: $550,225,641)		994,499,502

WARRANTS: 0.1%
Canada: 0.1%
Benchmark Metals, Inc., CAD 1.80, exp. 09/18/22 # * ‡∞	2,395,000	35,633
Benchmark Metals, Inc., CAD 1.55, exp. 12/09/23 # ‡∞ ø	639,000	114,086
Goldsource Mines, Inc., CAD 1.40, exp. 05/20/23 #∞	21,571,772	176,522
Nighthawk Gold Corp., CAD 1.50, exp. 07/07/23 #∞	1,649,000	85,870
O3 Mining, Inc., CAD 3.25, exp. 06/18/22 # *∞	694,450	5,166
Osisko Mining, Inc., CAD 5.25, exp. 06/23/22 # *∞	357,198	50,488
PG Mining Ventures Corp., CAD 0.80, exp. 05/20/22 # *∞	5,140,983	344,199
Pure Gold Mining, Inc., USD 0.85, exp. 07/18/22 # *∞	3,172,500	23,601
Total Warrants (Cost: $3,657,433)		835,565

MONEY MARKET FUND: 1.0% (Cost: $9,831,042)
Invesco Treasury Portfolio - Institutional Class	9,831,042	9,831,042

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $563,714,116)		1,005,166,109

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.9% (Cost: $29,536,572)
Money Market Fund: 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio	29,536,572	29,536,572
Total Investments: 103.0% (Cost: $593,250,688)		1,034,702,681
Liabilities in excess of other assets: (3.0)%		(30,303,418)
NET ASSETS: 100.0%		$1,004,399,263

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VANECK INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $183,410,717 which represents 18.3% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $41,394,736.
ø	Restricted Security – the aggregate value of restricted securities is $25,874,461, or 2.6% of net assets
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
∞	Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Restricted securities held by the Fund as of March 31, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Bear Creek Mining Corp.	08/15/2015	948,000	$2,865,267	$811,391	0.1%
Benchmark Metals, Inc.	11/16/2021	1,278,000	945,510	1,093,530	0.1%
Benchmark Metals, Inc. *	11/16/2021	639,000	71,359	114,086	0.0%
GoGold Resources, Inc.	08/31/2020	2,725,643	2,002,864	6,388,140	0.6%
Liberty Gold Corp.	10/04/2021	10,822,000	5,138,855	8,050,602	0.8%
Pure Gold Mining, Inc.	05/21/2020	5,058,500	3,571,215	1,476,905	0.2%
Reunion Gold Corp.	01/28/2022	24,064,000	3,295,922	6,053,776	0.6%
Rhyolite Resources Ltd.	12/09/2021	4,112,000	2,846,122	1,886,030	0.2%
			$20,737,114	$25,874,460	2.6%

*	Warrants

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	2.0%	$20,925,745
Gold	93.9	942,831,065
Precious Metals & Minerals	2.0	20,680,533
Silver	1.1	10,897,724
Money Market Fund	1.0	9,831,042
	100.0%	$1,005,166,109
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Transactions in securities of affiliates for the period ended March 31, 2022:

	Value 12/31/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/2022
Benchmark Metals, Inc.*	$105,649	$–	$–	$–	$–	$(70,015)	$35,634
Benchmark Metals, Inc.	7,842,134	–	–	–	–	166,311	8,008,445
Benchmark Metals, Inc.ø	1,025,370	–	–	–	–	68,160	1,093,530
Benchmark Metals, Inc.*ø	155,033	–	–	–	–	(40,947)	114,086
G Mining Ventures Corp.	6,746,537	–	–	–	–	244,361	6,990,898
Galway Metals, Inc.	5,536,222	–	–	–	–	157,373	5,693,595
Goldsource Mines, Inc.	2,933,195	–	–	–	–	(68,808)	2,864,387
Liberty Gold Corp.	16,221,579	1,000,411	–	–	–	(209,411)	17,012,579
Liberty Gold Corp.ø	8,298,624	463,240	–	–	–	(711,262)	8,050,602
	$48,864,343	$1,463,651	$–	$–	$–	$(464,238)	$49,863,756

*	Warrants
ø	Restricted Security.
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